Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	333-249081
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Tax Identification Number	98-1461045
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	2833
Entity Address State Or Province	BC
Entity Address, Address Line One	666 Burrard Street
Entity Address, Adress Line Two	Suite 1700
Entity Address, Postal Zip Code	V6C 2XB
Entity Address, City or Town	Vancouver
City Area Code	781
Local Phone Number	451-0351
Title of 12(g) Security	Not applicable
Annual Information Form	false
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	623,520,125
Entity Central Index Key	0001756770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Curaleaf Holdings, Inc. (the "Company" or the "Registrant") is a Canadian issuer that is permitted, under the multijurisdictional disclosure system adopted in the United States, to prepare this Amendment No. 1 to annual report on Form 40-F (this "Annual Report") pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in accordance with Canadian disclosure requirements, which are different from those of the United States (the "U.S."). The Company is a "foreign private issuer" as defined in Rule 3b-4 under the Exchange Act and Rule 405 under the U.S. Securities Act of 1933, as amended. Equity securities of the Company are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3 thereunder.This Annual Report amends the annual report for the year ended December 31, 2022, which was originally filed with the U.S. Securities and Exchange Commission (the "SEC") on May 2, 2023 (the "Original Report") for the purpose of amending Exhibit 99.2 "Audited Annual Consolidated Financial Statements and notes thereto as at and for the years ended December 31, 2022 and 2021, together with the report thereon of the Independent Auditor" to insert an inadvertently omitted signature of the auditor.Additionally, pursuant to the rules of the SEC, this Annual Report also contains (i) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Exchange Act, (ii) new certifications required by Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and (iii) new consents from the Company's current and former independent registered public accounting firms.Other than as discussed above and expressly set forth herein, this Annual Report does not, and does not purport to, amend or restate any other information contained in the Original Report nor does this Annual Report reflect any events that have occurred after the Original Report was filed. Accordingly, this Annual Report should be read in conjunction with the Original Report.
Auditor Name	PKF O’Connor Davies, LLP
Auditor Location	New York, New York
Auditor Firm ID	127
Business Contact [Member]
Entity Address State Or Province	NY
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Postal Zip Code	10170
Entity Address, City or Town	New York
City Area Code	781
Local Phone Number	451-0351
Contact Personnel Name	Curaleaf, Inc.